Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Segment Information
Segment information is as follows:

	Year Ended December 31, 2023
	Banking	Consumer Finance	Total Company
Net interest income	$43,711	$2,316	$46,027
Provision for (recovery of) loan losses	2,025	65	2,090
Noninterest income	11,513	1,116	12,629
Noninterest expense	38,833	2,535	41,368
Provision for income taxes	2,394	173	2,567
Net income	11,972	659	12,631
Assets	1,336,861	15,274	1,352,135

	Year Ended December 31, 2022
	Banking	Consumer Finance	Total Company
Net interest income	$42,529	$2,249	$44,778
Provision for (recovery of) loan losses	(100)	68	(32)
Noninterest income	9,121	1,041	10,162
Noninterest expense	36,612	2,428	39,040
Provision for income taxes	2,429	165	2,594
Net income	12,709	629	13,338
Assets	1,195,974	14,813	1,210,787